Share Capital and Capital Surplus (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Share Capital
(a)	Share capital as of December 31, 2018 and 2019 are as follows:

(Share, in Won)	2018		2019
Authorized shares		200,000,000	200,000,000
Par value	￦	5,000	5,000
Issued shares(*1)		87,186,835	87,186,835
Shared capital(*2)	￦	482,403,125,000	482,403,125,000

(*1)	As of December 31, 2019, total shares of ADRs of 34,827,912 outstanding in overseas stock market are equivalent to 8,706,978 of common stock.
(*2)	As of December 31, 2019, the difference between the ending balance of common stock and the par value of issued common stock is ￦ 46,469 million due to retirement of 9,293,790 treasury stocks.

Changes in Issued Common Stock
(b)	The changes in issued common stock for the years ended December 31, 2018 and 2019 were as follows:

(share)	2018			2019
	Issued shares	Treasury shares	Number of outstanding shares	Issued shares	Treasury shares	Number of outstanding shares
Beginning	87,186,835	(7,187,231)	79,999,604	87,186,835	(7,185,703)	80,001,132
Disposal of treasury shares	—	1,528	1,528	—	114,509	114,509

Ending	87,186,835	(7,185,703)	80,001,132	87,186,835	(7,071,194)	80,115,641

Summary of Capital Surplus
(c)	Capital surplus as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Share premium	￦	463,825	463,825
Gain on disposal of treasury shares		784,047	796,623
Other capital deficit		172,135	125,259

	￦	1,420,007	1,385,707

Summary of Redeemable Convertible Preferred Shares
(d)
POSCO Energy Co., Ltd., a subsidiary of the Company, issued redeemable convertible preferred shares which are classified as non-controlling
interests in the consolidated financial statements. The details of redeemable convertible preferred shares as of December 31, 2019 are as follows:

(Share, in Won)	Redeemable Convertible Preferred Shares
Issue date	February 25, 2017

Number of shares issued	8,643,193 shares

Price per share	￦ 28,346

Voting rights	No voting rights for 3 years from issue date

Dividend rights	Cumulative, Non-participating · Minimum dividend rate for 1 year : 3.98% · Dividend rate for 2~3 years : 4.48% · Minimum dividend rate after 4 years : Comparative rate + Issuance spread + 2%

Details about Redemption	Issuer can demand redemption of all or part of redeemable convertible preferred shares every year after the issue date, for a period of 10 years from the issue date.

Details about Conversion
Stockholders of redeemable convertible preferred shares can convert them to common shares from 3 years after the issue date to the end of the redemption period (10 years).
Conversion price is equal to issue price, which could be adjusted according to anti-dilution clause.